Government Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Contractors [Abstract]
Government Contracts

9. Government Contracts

U.S. Department of Defense

In September 2016, the Company was awarded a cooperative agreement with the DoD to further develop anti-infective agents to combat Gram-negative bacteria. The agreement is structured as a single, two-year $1.5 million award. The Company is eligible for the full funding from the DoD, and there are no options to be exercised at a later date. The DoD funding supports next-generation potentiator discovery and screening of SPR741 partners. The Company recognizes revenue under this agreement as qualifying expenses are incurred. The Company recognized $0.1 million of revenue under this agreement during the three months ended March 31, 2018 and 2017.

NIAID

In February 2017, the Company was awarded a grant from NIAID under its Small Business Innovation Research program, to conduct additional preclinical studies of SPR720, the Company’s novel oral bacterial gyrase inhibitor, for the treatment of non-tuberculous mycobacterial infections. The award is structured as a 12-month $0.6 million base period and a $0.4 million option period. Through December 31, 2017, only the base period funds had been committed. In February 2018, NIAID exercised the $0.4 million 12-month option period. The Company recognized $0.5 million of revenue under this agreement during the three months ended March 31, 2018.

In June 2016, the Company entered into agreements with Pro Bono Bio PLC (“PBB”), a corporation organized under the laws of England, and certain of its affiliates, including PBB Distributions Limited and Cantab Anti-Infectives Limited (“CAI”), in order to acquire certain intellectual property and government funding arrangements relating to SPR206 (see Note 10). Under these agreements, CAI agreed to submit a request to NIAID to assign the CAI-held NIAID contract to Spero, which was finalized in December 2017. The NIAID contract provides for total development funding of up to $6.0 million, including a base period and three option periods. To date, funding for the base period and the first two option periods totaling $5.4 million have been committed. Spero shall pay PBB a percentage of funds received from NIAID up to a maximum of $1.3 million, of which $0.3 million was paid upfront to PBB as part of this agreement. During the three months ended March 31, 2018, we recorded approximately $0.1 million in amounts payable to PBB under this agreement.

CARB-X

In April 2017, the Company was awarded a grant from CARB-X, a public-private partnership funded by the Biomedical Advanced Research and Development Authority (“BARDA”) within the U.S. Department of Health and Human Services to be used to screen, identify and complete Phase 1 trials with at least one partner compound for SPR741, the Company’s lead Potentiator compound. The award committed to funding of $1.5 million over a 12-month period. On March 12, 2018, CARB-X committed an additional $0.4 million related to the first option for a period from December 1, 2017 to March 31, 2018. There will be no additional options exercised under the CARB-X award. The Company recognized $0.5 million of revenue in the three months ended March 31, 2018 under this agreement.

12. Government Contracts

U.S. Department of Defense

In September 2016, the Company was awarded a cooperative agreement with the DoD to further develop anti-infective agents to combat Gram-negative bacteria. The agreement is structured as a single, two-year $1.5 million award. The Company is eligible for the full funding from the DoD, and there are no options to be exercised at a later date. The DoD funding supports next-generation potentiator discovery and screening of SPR741 partners. The Company recognizes revenue under this agreement as qualifying expenses are incurred. During the year ended December 31, 2017, the Company recognized $0.7 million of revenue under this agreement, of which $0.1 million was invoiced but unpaid and included in other receivables at December 31, 2017. During the year ended December 31, 2016, $0.3 million of revenue was recognized under this agreement, of which $0.3 million was invoiced but unpaid and included in other receivables at December 31, 2016.

NIAID

In February 2017, the Company was awarded a grant from NIAID to conduct additional preclinical studies of SPR720, the Company’s novel oral bacterial gyrase inhibitor, for the treatment of non-tuberculous mycobacterial infections. The award is structured as a 12-month $0.6 million base period and $0.4 million option period. Through December 31, 2017, only the base period funds had been committed. In February 2018 NIAID exercised the $0.4 million 12-monthoption period. The Company recognized $0.4 million of revenue in the year ended December 31, 2017 under this agreement, of which less than $0.1 million was invoiced but unpaid and included in other receivables at December 31, 2017.

In June 2016, the Company entered into agreements with Pro Bono Bio PLC (“PBB”), a corporation organized under the laws of England, and certain of its affiliates, including PBB Distributions Limited and Cantab Anti-Infectives Limited (“CAI”), in order to acquire certain intellectual property and government funding arrangements relating to SPR206. Under these agreements, CAI agreed to submit a request to NIAID to assign the CAI-held NIAID contract to Spero. The NIAID contract provides for development funding of up to $5.7 million over a base period and three option periods. As of December 31, 2017, funding for the base period and the first two option periods totaling $5.1 million have been committed. Novation of the NIAID contract to Spero was finalized in December 2017. Spero shall pay PBB a percentage of funds received from NIAID up to a maximum of $1.3 million.

CARB-X

In April 2017, the Company was awarded a grant from CARB-X, a public-private partnership funded by the Biomedical Advanced Research and Development Authority (“BARDA”) within the U.S. Department of Health and Human Services to be used to screen, identify and complete Phase 1 trials with at least one partner compound for SPR741, the Company’s lead Potentiator compound. The award committed to funding of $1.5 million over a 12-month period. On March 12, 2018, CARB-X committed an additional $0.4 million related to the first option for a period from December 1, 2017 to March 31, 2018. There will be no additional options exercised under the CARB-X award. The Company recognized $0.9 million of revenue in the year ended December 31, 2017 under this agreement, of which $0.7 million was invoiced but unpaid and included in other receivables at December 31, 2017.